Supplement Dated December 13, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, for the JNL/ClearBridge Large Cap Growth Fund, please delete all references to and information for Peter Bourbeau.

Effective December 31, 2024, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Jeffrey Moore.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please delete the “Average Annual Total Returns as of 12/31/23” tables in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	13.95%	7.67%	4.74%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	-2.77%	-1.26%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class I)	14.35%	7.98%	5.02%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	-2.77%	-1.26%

Effective December 31, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/ClearBridge Large Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erica Furfaro	December 2024	Portfolio Manager, ClearBridge
Margaret Vitrano	September 2017	Portfolio Manager, ClearBridge

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Dreyfus Government Money Market Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/JPMorgan Global Allocation Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index as the Fund's secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/PPM America High Yield Bond Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

Effective December 31, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/ClearBridge Large Cap Growth Fund, please delete the second paragraph in the entirety and replace with the following:

The portfolio managers responsibly for the day-to-day operation of the Fund are Erica Furfaro and Margaret Vitrano. Ms. Furfaro and Ms. Vitrano have the ultimate authority to make Fund decisions.

Ms. Furfaro is a Director and Portfolio Manager at ClearBridge and has 19 years of investment industry experience. She joined ClearBridge in 2019. Previously, she worked as a Sector Head at Millennium Partners, an Analyst at York Capital Management, an Analyst at the Carlyle Group, and an Investment Banking Analyst at Merrill Lynch & Co. Ms. Furfaro holds a Bachelor of Arts degree in Economics and Government from Cornell University and a Master of Business Administration from Stanford University.

In the section, “Glossary of Risks,” please add the following:

Private placements and other restricted securities risk – Private placements and other restricted securities, including securities for which the Sub-Adviser has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. A security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for private placements and other restricted securities. The Fund may have to bear the expense of registering such securities for sale and there may be substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security, so it may be less able to anticipate a loss. Also, if the Sub-Adviser receives material non-public information about the issuer, the Fund may, as a result, be legally prohibited from selling the securities.

Tender option bonds and related securities risk – The Fund’s use of tender option bonds may reduce the Fund’s return and/or increase volatility. Tender option bonds are created when municipal bonds are deposited into a trust or other special purpose vehicle, which issues two classes of certificates with varying economic interests. Holders of the first class of interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificates to the trust at face value. A remarketing agent for the trust is required to attempt to resell any tendered floating rate certificates and if the remarketing agent is unsuccessful, the trust’s liquidity provider must contribute cash to ensure that the tendering holders receive the purchase price of their securities on the repurchase date. Holders of the second class of interests, or residual income certificates (commonly referred to as “inverse floaters”), receive tax-exempt interest at a rate based on the difference between the interest rate earned on the underlying bonds and the interest paid to floating rate certificate holders, and bear the risk that the underlying bonds decline in value. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including greater risk of loss of principal. Certain tender option bonds may be illiquid. In certain instances, a trust may be terminated if, for example, the issuer of the underlying bond defaults on interest payments, the credit rating assigned to the issuer of the underlying bond is downgraded, or tendered floating rate certificates cannot be resold.

This Supplement is dated December 13, 2024.

Supplement Dated December 13, 2024

To The Statement of Additional Information

Dated October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, for the JNL/ClearBridge Large Cap Growth Fund, please delete all references to and information for Peter Bourbeau.

Effective December 31, 2024, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Jeffrey Moore.

Effective December 31, 2024, on page 208, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for ClearBridge Investments, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/ClearBridge Large Cap Growth Fund in the entirety and replace with the following, which reflects information as of September 30, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Erica Furfaro	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Margaret Vitrano	Other Registered Investment Companies	10	$16.18 billion	0	$0
	Other Pooled Vehicles	4	$3.82 billion	0	$0
	Other Accounts	95,987	$35.97 billion	1	$216.78 million

Effective December 31, 2024, on page 209, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for ClearBridge Investments, LLC, please delete the “Security Ownership of Portfolio Managers” table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/ClearBridge Large Cap Growth Fund as of September 30, 2024

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Erica Furfaro	X
Margaret Vitrano	X

This Supplement is dated December 13, 2024.

(To be used with V3180 10/24 and V3180PROXY 10/24.)